Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 3,721,439	$ 1,635,956
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 45,833	$ 84,864
Percent of Total	1.23%	5.19%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (55,000)	$ 591,288
Percent of Total	(1.48%)	36.14%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 320,499	$ 95,447
Percent of Total	8.61%	5.83%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ 7,069
Percent of Total		0.43%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 298,266	$ 429,014
Percent of Total	8.01%	26.22%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 61,654	$ 27,900
Percent of Total	1.66%	1.71%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ (164,979)
Percent of Total		(10.08%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 141,419	$ 47,203
Percent of Total	3.80%	2.89%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 9,592	$ 143,204
Percent of Total	0.26%	8.75%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 19,879	$ (7,508)
Percent of Total	0.53%	(0.46%)
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (45,395)	$ 6,903
Percent of Total	(1.22%)	0.42%
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (118,064)	$ (216,991)
Percent of Total	(3.17%)	(13.26%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (9,452)	$ 5,197
Percent of Total	(0.25%)	0.32%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 65,440	$ (9,011)
Percent of Total	1.76%	(0.55%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 41,104	$ 19,463
Percent of Total	1.10%	1.19%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (9,356)	$ (131,074)
Percent of Total	(0.25%)	(8.01%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,955,020	$ 707,967
Percent of Total	79.41%	43.27%